Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets [Line Items]
Deferred Tax Liabilities		SFr (174,363)	SFr (602,228)
Deferred Tax Asset	SFr 32,775	31,879	476,363
Deferred Tax, net	(95,999)	(142,484)	(125,865)
Intangible assets [Member]
Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets [Line Items]
Deferred Tax Liabilities		(51,914)	(252,174)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets [Line Items]
Deferred Tax Liabilities			(350,054)
Other receivables [Member]
Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets [Line Items]
Deferred Tax Liabilities		(122,449)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets [Line Items]
Deferred Tax Asset	SFr 32,775	SFr 31,879	SFr 476,363